FINANCIAL RISK MANAGEMENT - Fair value estimation (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Level 1
FINANCIAL RISK MANAGEMENT
Financial assets, fair value	$ 16,472	$ 193,572
Level 3
FINANCIAL RISK MANAGEMENT
Financial assets, fair value	1	3,275
FVTPL
FINANCIAL RISK MANAGEMENT
Financial assets, fair value	16,473	196,847
Amortized cost
FINANCIAL RISK MANAGEMENT
Financial assets, fair value	12,279,702	1,094,550
Cash and cash equivalents | Amortized cost
FINANCIAL RISK MANAGEMENT
Financial assets, carrying value	630,623	1,094,550
Short-term investments | Amortized cost
FINANCIAL RISK MANAGEMENT
Financial assets, carrying value	11,649,079
Marketable securities | Level 1
FINANCIAL RISK MANAGEMENT
Financial assets, carrying value	16,472	193,572
Marketable securities | Level 3
FINANCIAL RISK MANAGEMENT
Financial assets, carrying value	1	3,275
Marketable securities | FVTPL
FINANCIAL RISK MANAGEMENT
Financial assets, carrying value	$ 16,473	$ 196,847